BNY Mellon New York AMT-Free Municipal Bond Fund
SCHEDULE OF INVESTMENTS
August 31, 2025 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.9%
New York — 98.1%
Albany Capital Resource Corp., Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. D	4.00	11/1/2046	2,940,000	2,448,587
Albany Capital Resource Corp., Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. D	4.00	11/1/2051	3,125,000	2,494,635
Brookhaven Local Development Corp., Revenue Bonds (Jefferson’s Ferry Project) Ser. B	4.00	11/1/2045	4,020,000	3,439,949
Broome County Local Development Corp., Revenue Bonds, Refunding (Good Shepherd Village at Endwell Obligated Group)	4.00	7/1/2041	1,530,000	1,304,056
Broome County Local Development Corp., Revenue Bonds, Refunding (Good Shepherd Village at Endwell Obligated Group)	4.00	7/1/2047	1,160,000	904,325
Broome County Local Development Corp., Revenue Bonds, Refunding (United Health Services Hospitals Obligated Group) (Insured; Assured Guaranty Corp.)	4.00	4/1/2050	3,000,000	2,516,955
Build New York City Resource Corp., Revenue Bonds	5.50	7/1/2055	3,500,000	3,510,267
Build New York City Resource Corp., Revenue Bonds (Classical Charter School Project)	4.50	6/15/2043	700,000	636,115
Build New York City Resource Corp., Revenue Bonds (Classical Charter School Project)	4.75	6/15/2053	1,200,000	1,064,937
Build New York City Resource Corp., Revenue Bonds (NY Preparatory Charter School Project) Ser. A(a)	4.00	6/15/2041	525,000	436,121
Build New York City Resource Corp., Revenue Bonds (NY Preparatory Charter School Project) Ser. A(a)	4.00	6/15/2051	2,940,000	2,175,749
Build New York City Resource Corp., Revenue Bonds (NY Preparatory Charter School Project) Ser. A(a)	4.00	6/15/2056	980,000	702,996
Build New York City Resource Corp., Revenue Bonds (Success Academy Charter School)	4.00	9/1/2041	1,725,000	1,576,825
Build New York City Resource Corp., Revenue Bonds (Success Academy Charter School)	4.00	9/1/2042	1,200,000	1,080,259
Build New York City Resource Corp., Revenue Bonds (Success Academy Charter School)	4.00	9/1/2043	880,000	785,226
Build New York City Resource Corp., Revenue Bonds (Sustainable Bond) (KIPP NYC Public Charter Schools)	5.25	7/1/2052	4,000,000	3,834,423
Build New York City Resource Corp., Revenue Bonds (Sustainable Bond) (KIPP NYC Public Charter Schools)	5.25	7/1/2057	4,000,000	3,792,805
Build New York City Resource Corp., Revenue Bonds (The Nightingale-Bamford School Project)	5.00	7/1/2040	2,500,000	2,615,102
Build New York City Resource Corp., Revenue Bonds (Urban Resource Institute Project) Ser. A	5.00	12/1/2041	1,000,000	1,022,579
Build New York City Resource Corp., Revenue Bonds (Urban Resource Institute Project) Ser. A	5.50	12/1/2051	1,000,000	1,022,172
Build New York City Resource Corp., Revenue Bonds (Urban Resource Institute Project) Ser. A	5.50	12/1/2056	1,500,000	1,523,359
Build New York City Resource Corp., Revenue Bonds, Refunding (Q Student Residences Project) Ser. A	5.00	6/1/2038	1,000,000	1,000,929
Empire State Development Corp., Revenue Bonds, Ser. A	5.00	3/15/2037	4,000,000	4,208,800
Hempstead Town Local Development Corp., Revenue Bonds, Refunding (Molloy College Project)	5.00	7/1/2034	810,000	820,605
Hempstead Town Local Development Corp., Revenue Bonds, Refunding (Molloy College Project)	5.00	7/1/2039	1,200,000	1,200,830

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.9% (continued)
New York — 98.1% (continued)
Hudson Yards Infrastructure Corp., Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	4.00	2/15/2047	7,000,000	6,122,446
Hudson Yards Infrastructure Corp., Revenue Bonds, Refunding, Ser. A	5.00	2/15/2039	5,000,000	5,074,554
Long Island Power Authority, Revenue Bonds, Refunding, Ser. A	4.00	9/1/2037	2,150,000	2,154,483
Long Island Power Authority, Revenue Bonds, Refunding, Ser. A	4.00	9/1/2038	2,900,000	2,874,311
Long Island Power Authority, Revenue Bonds, Refunding, Ser. A	4.00	9/1/2039	3,000,000	2,941,474
Long Island Power Authority, Revenue Bonds, Refunding, Ser. A	4.00	9/1/2041	2,030,000	1,924,707
Long Island Power Authority, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2036	1,500,000	1,592,149
Long Island Power Authority, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2037	2,000,000	2,109,167
Long Island Power Authority, Revenue Bonds, Refunding, Ser. A	5.25	9/1/2050	10,000,000	10,327,462
Metropolitan Transportation Authority, Revenue Bonds (Sustainable Bond) Ser. A	5.00	11/15/2037	9,825,000	10,004,448
Metropolitan Transportation Authority, Revenue Bonds (Sustainable Bond) Ser. A	5.00	11/15/2038	5,920,000	6,014,908
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. A	5.25	11/15/2055	2,000,000	2,002,859
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. C1	5.00	11/15/2050	3,305,000	3,238,406
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Sustainable Bond) (Insured; Build America Mutual) Ser. A	4.00	11/15/2048	7,240,000	6,121,248
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. B	5.00	11/15/2037	4,750,000	4,800,073
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. C1	5.00	11/15/2034	1,260,000	1,261,739
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. C1	5.00	11/15/2035	2,500,000	2,502,511
Monroe County Industrial Development Corp., Revenue Bonds (The Rochester General Hospital)	5.00	12/1/2034	1,100,000	1,107,760
Monroe County Industrial Development Corp., Revenue Bonds (The Rochester General Hospital)	5.00	12/1/2035	1,150,000	1,155,978
Monroe County Industrial Development Corp., Revenue Bonds (The Rochester General Hospital)	5.00	12/1/2046	2,500,000	2,418,550
Monroe County Industrial Development Corp., Revenue Bonds (University of Rochester Project) Ser. A	5.00	7/1/2053	3,500,000	3,506,846
Monroe County Industrial Development Corp., Revenue Bonds, Refunding (Rochester Regional Health Project)	4.00	12/1/2046	1,555,000	1,279,006
Monroe County Industrial Development Corp., Revenue Bonds, Refunding (St. John Fisher University Project)	5.25	6/1/2054	1,685,000	1,704,084
Monroe County Industrial Development Corp., Revenue Bonds, Refunding (University of Rochester Project) Ser. A	4.00	7/1/2050	11,470,000	9,839,885
Monroe County Industrial Development Corp., Revenue Bonds, Refunding (University of Rochester Project) Ser. A	5.00	7/1/2035	800,000	821,006
Monroe County Industrial Development Corp., Revenue Bonds, Refunding (University of Rochester Project) Ser. A	5.00	7/1/2036	1,000,000	1,023,038
New York City, GO, Ser. 1	4.00	9/1/2052	1,500,000	1,276,785
New York City, GO, Ser. A	4.13	8/1/2053	1,000,000	865,962
New York City, GO, Ser. A1	5.00	8/1/2037	8,500,000	8,591,314
New York City, GO, Ser. AA1	4.00	8/1/2037	4,000,000	3,918,818
New York City, GO, Ser. C	4.00	8/1/2036	5,000,000	4,986,048
New York City, GO, Ser. C	4.00	8/1/2039	2,000,000	1,898,855
New York City, GO, Ser. D1	4.00	3/1/2041	5,700,000	5,263,927
New York City, GO, Ser. D1	5.50	5/1/2044	1,000,000	1,048,078
New York City, GO, Ser. D1	5.50	5/1/2046	1,250,000	1,300,343
New York City, GO, Ser. E1	4.00	4/1/2045	4,000,000	3,552,830
New York City, GO, Ser. F1	5.00	4/1/2034	2,000,000	2,079,768

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.9% (continued)
New York — 98.1% (continued)
New York City, GO, Ser. F1	5.00	4/1/2035	3,500,000	3,627,634
New York City, GO, Ser. F1	5.00	4/1/2039	3,000,000	3,064,140
New York City Housing Development Corp., Revenue Bonds (Sustainable Bond) Ser. C1A	4.00	11/1/2053	2,310,000	1,942,775
New York City Housing Development Corp., Revenue Bonds (Sustainable Bond) (Insured; Federal Housing Administration) Ser. A1	4.75	11/1/2054	3,500,000	3,382,106
New York City Industrial Development Agency, Revenue Bonds, Refunding (Queens Baseball Stadium Project) (Insured; Assured Guaranty Corp.) Ser. A	5.00	1/1/2030	2,000,000	2,181,929
New York City Industrial Development Agency, Revenue Bonds, Refunding (Queens Baseball Stadium Project) (Insured; Assured Guaranty Corp.) Ser. A	5.00	1/1/2031	1,250,000	1,378,028
New York City Industrial Development Agency, Revenue Bonds, Refunding (Yankee Stadium Project) (Insured; Assured Guaranty Corp.)	4.00	3/1/2031	2,500,000	2,576,923
New York City Industrial Development Agency, Revenue Bonds, Refunding (Yankee Stadium Project) (Insured; Assured Guaranty Corp.)	4.00	3/1/2032	1,750,000	1,789,922
New York City Industrial Development Agency, Revenue Bonds, Refunding (Yankee Stadium Project) (Insured; Assured Guaranty Corp.)	4.00	3/1/2045	5,000,000	4,475,923
New York City Industrial Development Agency, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2028	2,775,000	2,775,927
New York City Municipal Water Finance Authority, Revenue Bonds, Ser. 1	5.25	6/15/2053	8,695,000	8,948,213
New York City Municipal Water Finance Authority, Revenue Bonds, Ser. AA1	4.00	6/15/2051	1,500,000	1,291,929
New York City Municipal Water Finance Authority, Revenue Bonds, Ser. AA1	5.25	6/15/2053	5,000,000	5,163,362
New York City Municipal Water Finance Authority, Revenue Bonds, Ser. CC1	5.25	6/15/2054	10,000,000	10,319,282
New York City Municipal Water Finance Authority, Revenue Bonds, Ser. DD1	4.00	6/15/2050	7,500,000	6,478,453
New York City Municipal Water Finance Authority, Revenue Bonds, Refunding	5.00	6/15/2038	2,595,000	2,651,170
New York City Municipal Water Finance Authority, Revenue Bonds, Refunding	5.00	6/15/2040	8,000,000	8,294,769
New York City Municipal Water Finance Authority, Revenue Bonds, Refunding, Ser. CC2	4.00	6/15/2041	7,500,000	7,021,251
New York City Transitional Finance Authority, Revenue Bonds (Future Tax) Ser. A3	5.00	8/1/2040	7,045,000	7,150,116
New York City Transitional Finance Authority, Revenue Bonds (Future Tax) Ser. C1	4.00	5/1/2051	7,000,000	5,954,860
New York City Transitional Finance Authority, Revenue Bonds (Future Tax) Ser. C1	5.00	5/1/2041	1,000,000	1,050,650
New York City Transitional Finance Authority, Revenue Bonds (Future Tax) Ser. D	4.00	11/1/2039	3,585,000	3,372,159
New York City Transitional Finance Authority, Revenue Bonds (Future Tax) Ser. E1	5.00	2/1/2040	4,000,000	4,011,918
New York City Transitional Finance Authority, Revenue Bonds (Insured; State Aid Withholding) Ser. S3	5.00	7/15/2043	10,760,000	10,889,422
New York City Transitional Finance Authority, Revenue Bonds, Ser. A2	5.00	8/1/2039	5,500,000	5,594,590
New York City Transitional Finance Authority, Revenue Bonds, Ser. B1	4.00	8/1/2048	5,000,000	4,302,476
New York City Transitional Finance Authority, Revenue Bonds, Refunding (Future Tax)	5.00	11/1/2039	10,000,000	10,240,007
New York Convention Center Development Corp., Revenue Bonds (Hotel Unit Fee) Ser. A(b)	0.00	11/15/2050	18,180,000	4,933,076
New York Convention Center Development Corp., Revenue Bonds (Hotel Unit Fee) Ser. B(b)	0.00	11/15/2046	11,220,000	3,635,969
New York Convention Center Development Corp., Revenue Bonds, Refunding (Hotel Unit Fee)	5.00	11/15/2040	4,500,000	4,502,525
New York Counties Tobacco Trust I, Revenue Bonds, Ser. A	6.50	6/1/2035	10,000	10,002
New York Energy Finance Development Corp., Revenue Bonds(c)	5.00	12/1/2033	15,890,000	16,704,083
New York Liberty Development Corp., Revenue Bonds, Refunding (Bank of America Tower)	2.80	9/15/2069	4,000,000	3,659,938

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.9% (continued)
New York — 98.1% (continued)
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 1-3 World Trade Center Project) Ser. 1(a)	5.00	11/15/2044	12,000,000	11,661,726
New York Liberty Development Corp., Revenue Bonds, Refunding (Goldman Sachs Headquarters)	5.25	10/1/2035	8,400,000	9,460,298
New York Power Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. A	4.00	11/15/2050	2,795,000	2,412,041
New York Power Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. A	4.00	11/15/2055	5,000,000	4,224,438
New York Power Authority, Revenue Bonds, Refunding, Ser. A	4.00	11/15/2045	6,890,000	6,156,825
New York State Dormitory Authority, Revenue Bonds	5.50	7/1/2039	2,040,000	2,157,924
New York State Dormitory Authority, Revenue Bonds	5.50	7/1/2040	2,160,000	2,265,445
New York State Dormitory Authority, Revenue Bonds	5.50	7/1/2041	2,285,000	2,373,803
New York State Dormitory Authority, Revenue Bonds (Fordham University)	4.00	7/1/2046	2,500,000	2,136,959
New York State Dormitory Authority, Revenue Bonds (Memorial Sloan- Kettering Cancer Center) (Insured; National Public Finance Guarantee Corp.) Ser. 1(b)	0.00	7/1/2028	18,335,000	17,009,543
New York State Dormitory Authority, Revenue Bonds (New York Institute of Technology)	5.25	7/1/2049	2,300,000	2,315,980
New York State Dormitory Authority, Revenue Bonds (New York Institute of Technology)	5.25	7/1/2054	2,900,000	2,910,060
New York State Dormitory Authority, Revenue Bonds (New York University) (Insured; National Public Finance Guarantee Corp.) Ser. A	5.75	7/1/2027	10,985,000	11,464,330
New York State Dormitory Authority, Revenue Bonds (Roswell Park Cancer Institute Obligated Group)(Insured; Assured Guaranty Corp.) Ser. A1	5.50	7/1/2050	2,500,000	2,602,011
New York State Dormitory Authority, Revenue Bonds (White Plains Hospital Obligated Group) (Insured; Assured Guaranty Corp.)	5.50	10/1/2054	8,000,000	8,171,908
New York State Dormitory Authority, Revenue Bonds, Ser. A(d)	4.00	3/15/2029	10,000	10,580
New York State Dormitory Authority, Revenue Bonds, Ser. A	5.00	3/15/2044	5,000,000	5,032,265
New York State Dormitory Authority, Revenue Bonds, Refunding (Icahn School of Medicine at Mount Sinai) Ser. A	5.00	7/1/2040	3,000,000	2,999,766
New York State Dormitory Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.)	5.25	10/1/2050	2,500,000	2,540,816
New York State Dormitory Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.)	5.50	7/1/2043	1,685,000	1,768,644
New York State Dormitory Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.)	5.50	7/1/2045	1,000,000	1,042,371
New York State Dormitory Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	4.00	10/1/2034	1,125,000	1,141,361
New York State Dormitory Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	4.00	10/1/2035	900,000	907,835
New York State Dormitory Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	4.00	10/1/2036	575,000	576,353
New York State Dormitory Authority, Revenue Bonds, Refunding (Memorial Sloan-Kettering Cancer Center) Ser. 1	5.00	7/1/2042	1,000,000	1,008,316
New York State Dormitory Authority, Revenue Bonds, Refunding (Montefiore Obligated Group) Ser. A	5.00	8/1/2033	2,000,000	2,040,005
New York State Dormitory Authority, Revenue Bonds, Refunding (Montefiore Obligated Group) Ser. A	5.00	8/1/2034	2,010,000	2,042,741
New York State Dormitory Authority, Revenue Bonds, Refunding (Montefiore Obligated Group) Ser. A	5.00	8/1/2035	2,800,000	2,827,831
New York State Dormitory Authority, Revenue Bonds, Refunding (New School) Ser. A	4.00	7/1/2052	7,400,000	5,884,793

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.9% (continued)
New York — 98.1% (continued)
New York State Dormitory Authority, Revenue Bonds, Refunding (New School) Ser. A	5.00	7/1/2040	1,000,000	1,017,874
New York State Dormitory Authority, Revenue Bonds, Refunding (New School) Ser. A	5.00	7/1/2041	1,000,000	1,010,185
New York State Dormitory Authority, Revenue Bonds, Refunding (New School) Ser. A	5.00	7/1/2042	1,325,000	1,328,741
New York State Dormitory Authority, Revenue Bonds, Refunding (New York University) Ser. A	4.00	7/1/2046	8,130,000	7,220,358
New York State Dormitory Authority, Revenue Bonds, Refunding (Northwell Health Obligated Group) Ser. A	4.00	5/1/2054	5,000,000	4,094,158
New York State Dormitory Authority, Revenue Bonds, Refunding (NYU Hospitals Center)	5.00	7/1/2032	500,000	508,427
New York State Dormitory Authority, Revenue Bonds, Refunding (St. John’s University) Ser. A	4.00	7/1/2048	3,775,000	3,099,159
New York State Dormitory Authority, Revenue Bonds, Refunding (St. John’s University) Ser. A	5.00	7/1/2030	1,250,000	1,294,961
New York State Dormitory Authority, Revenue Bonds, Refunding (The New School Project) Ser. A	5.00	7/1/2036	2,000,000	2,025,625
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A(d)	4.00	3/15/2029	5,000	5,290
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	4.00	3/15/2054	5,000,000	4,238,087
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	5.00	3/15/2037	5,000,000	5,188,409
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2041	2,200,000	2,209,110
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. B	4.00	3/15/2054	10,000,000	8,465,327
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. C	4.00	7/1/2036	1,964,000	1,980,415
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. C	4.00	7/1/2037	986,000	984,485
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. D	4.00	2/15/2038	6,000,000	5,900,011
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. E	5.00	3/15/2036	3,000,000	3,246,260
New York State Energy Research & Development Authority, Revenue Bonds (Rochester Gas and Electric Corp Project) Ser. B	4.00	5/15/2032	3,000,000	3,032,790
New York State Energy Research & Development Authority, Revenue Bonds, Refunding (New York State Electric & Gas Corp.) Ser. C	4.00	4/1/2034	1,000,000	1,007,458
New York State Environmental Facilities Corp., Revenue Bonds, Refunding	5.00	6/15/2041	15,000,000	15,111,823
New York State Housing Finance Agency, Revenue Bonds (Sustainable Bond) (Insured; State of New York Mortgage Agency)(c)	3.80	5/1/2029	4,000,000	4,001,559
New York State Mortgage Agency, Revenue Bonds, Ser. 223	3.50	4/1/2049	710,000	711,534
New York State Thruway Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. B	4.00	1/1/2050	3,000,000	2,586,005
New York State Thruway Authority, Revenue Bonds, Refunding, Ser. A	4.00	3/15/2051	1,000,000	861,372
New York State Thruway Authority, Revenue Bonds, Refunding, Ser. A1	4.00	3/15/2055	6,000,000	4,975,609
New York Transportation Development Corp., Revenue Bonds	4.00	10/31/2041	1,750,000	1,537,264
New York Transportation Development Corp., Revenue Bonds	4.00	10/31/2046	2,500,000	2,090,551
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	4.00	1/1/2036	1,960,000	1,831,230
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	4.38	10/1/2045	7,500,000	6,514,585
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	1/1/2032	4,000,000	4,075,452
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	10/1/2035	3,000,000	3,043,606
New York Transportation Development Corp., Revenue Bonds (John F. Kennedy International Airport New Terminal One Project) (Insured; Assured Guaranty Corp.)	6.00	6/30/2060	10,000,000	10,458,929
New York Transportation Development Corp., Revenue Bonds (John F. Kennedy International Airport New Terminal One Project)(Insured; Assured Guaranty Corp.)	5.00	6/30/2049	10,000,000	9,648,388

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.9% (continued)
New York — 98.1% (continued)
New York Transportation Development Corp., Revenue Bonds (John F. Kennedy International Airport Terminal)	5.00	12/1/2032	1,025,000	1,114,935
New York Transportation Development Corp., Revenue Bonds (John F. Kennedy International Airport Terminal)	5.00	12/1/2033	1,500,000	1,612,292
New York Transportation Development Corp., Revenue Bonds (John F. Kennedy International Airport Terminal)	5.00	12/1/2041	5,000,000	4,969,977
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project)	5.63	4/1/2040	2,000,000	2,061,238
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.00	7/1/2046	13,400,000	12,692,275
New York Transportation Development Corp., Revenue Bonds (Sustainable Bond) (John F. Kennedy International Airport Terminal) (Insured; Assured Guaranty Corp.)	5.00	6/30/2049	2,350,000	2,264,281
New York Transportation Development Corp., Revenue Bonds, Refunding (American Airlines)	3.00	8/1/2031	2,580,000	2,384,208
New York Transportation Development Corp., Revenue Bonds, Refunding (John F. Kennedy International Airport Terminal)	4.00	12/1/2040	2,500,000	2,306,186
New York Transportation Development Corp., Revenue Bonds, Refunding (John F. Kennedy International Airport Terminal)	4.00	12/1/2042	3,000,000	2,662,225
New York Transportation Development Corp., Revenue Bonds, Refunding (John F. Kennedy International Airport Terminal) Ser. A	5.00	12/1/2032	1,550,000	1,634,458
New York Transportation Development Corp., Revenue Bonds, Refunding (John F. Kennedy International Airport Terminal) Ser. A	5.00	12/1/2033	1,450,000	1,517,422
New York Transportation Development Corp., Revenue Bonds, Refunding (John F. Kennedy International Airport Terminal) (Insured; Assured Guaranty Corp.) Ser. B(e)	5.00	12/31/2054	1,500,000	889,040
New York Transportation Development Corp., Revenue Bonds, Refunding (Sustainable Bond) (John F. Kennedy International Airport Terminal) (Insured; Assured Guaranty Corp.) Ser. A	5.25	12/31/2054	7,000,000	6,907,200
Niagara Tobacco Asset Securitization Corp., Revenue Bonds, Refunding	5.25	5/15/2034	2,000,000	1,979,777
Niagara Tobacco Asset Securitization Corp., Revenue Bonds, Refunding	5.25	5/15/2040	1,750,000	1,636,413
Oneida County Local Development Corp., Revenue Bonds (Mohawk Valley Health System Obligated Group) (Insured; Assured Guaranty Corp.) Ser. A	4.00	12/1/2051	4,000,000	3,363,763
Oneida County Local Development Corp., Revenue Bonds, Refunding (Mohawk Valley Health System Obligated Group) (Insured; Assured Guaranty Corp.)	4.00	12/1/2049	4,500,000	3,843,268
Onondaga Civic Development Corp., Revenue Bonds, Refunding (Syracuse University) Ser. A	5.00	12/1/2034	1,550,000	1,667,517
Oyster Bay, GO, Refunding (Insured; Assured Guaranty Corp.) Ser. B	4.00	2/1/2033	3,000,000	3,009,867
Port Authority of New York & New Jersey, Revenue Bonds	4.00	11/1/2047	4,000,000	3,343,979
Port Authority of New York & New Jersey, Revenue Bonds	6.13	6/1/2094	16,955,000	16,984,417
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 221	5.00	7/15/2035	2,000,000	2,082,138
Port Authority of New York & New Jersey, Revenue Bonds, Refunding	5.00	10/1/2035	5,000,000	5,061,847
Port Authority of New York & New Jersey, Revenue Bonds, Refunding	5.00	4/1/2036	4,000,000	4,049,054
Port Authority of New York & New Jersey, Revenue Bonds, Refunding	5.00	9/1/2048	2,000,000	2,009,089
Port Authority of New York & New Jersey, Revenue Bonds, Refunding	5.00	1/15/2052	1,500,000	1,485,206
Port Authority of New York & New Jersey, Revenue Bonds, Refunding	5.00	1/15/2052	2,000,000	2,016,095
Port Authority of New York & New Jersey, Revenue Bonds, Refunding	5.25	8/1/2047	6,000,000	6,071,164
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 197	5.00	11/15/2033	4,000,000	4,064,408
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 222	4.00	7/15/2036	1,000,000	1,007,335
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 238	5.00	7/15/2038	1,000,000	1,038,396
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 248	5.00	1/15/2050	6,075,000	6,177,862
Schenectady County Capital Resource Corp., Revenue Bonds, Refunding (Union College Project)	5.25	7/1/2052	700,000	710,069

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.9% (continued)
New York — 98.1% (continued)
Suffolk County Economic Development Corp., Revenue Bonds (Catholic Health Services of Long Island Obligated Group Project) Ser. C	5.00	7/1/2031	2,370,000	2,372,888
Suffolk Tobacco Asset Securitization Corp., Revenue Bonds, Refunding	4.00	6/1/2050	4,000,000	3,241,513
The Genesee County Funding Corp., Revenue Bonds, Refunding (Rochester Regional Health Obligated Group) Ser. A	5.25	12/1/2052	2,500,000	2,426,545
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A	5.00	11/15/2042	3,000,000	3,018,703
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A1	4.13	5/15/2064	2,500,000	2,118,517
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. C1A	4.00	5/15/2046	4,000,000	3,555,289
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. C3	3.00	5/15/2051	10,500,000	7,344,463
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (MTA Bridges & Tunnels) Ser. A	4.00	5/15/2051	3,000,000	2,579,643
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (MTA Bridges & Tunnels) Ser. C	5.00	11/15/2037	10,000,000	10,280,845
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (MTA Bridges & Tunnels) Ser. C2	5.00	11/15/2042	5,000,000	5,038,929
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. B1	4.13	5/15/2054	6,790,000	5,919,104
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. C	5.00	11/15/2038	5,000,000	5,376,370
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2046	3,500,000	3,508,151
TSASC, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2032	5,000,000	5,057,978
TSASC, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2041	18,000,000	17,171,345
Utility Debt Securitization Authority, Revenue Bonds	5.00	12/15/2041	7,000,000	7,137,070
Utility Debt Securitization Authority, Revenue Bonds, Refunding	5.00	12/15/2035	19,500,000	19,589,248
Westchester County Local Development Corp., Revenue Bonds (NY Blood Center Project)	5.00	7/1/2038	1,700,000	1,781,870
Westchester County Local Development Corp., Revenue Bonds, Refunding (Miriam Osborn Memorial Home Association Obligated Group)	5.00	7/1/2027	270,000	278,435
Westchester County Local Development Corp., Revenue Bonds, Refunding (Miriam Osborn Memorial Home Association Obligated Group)	5.00	7/1/2028	280,000	288,743
Westchester County Local Development Corp., Revenue Bonds, Refunding (Miriam Osborn Memorial Home Association Obligated Group)	5.00	7/1/2029	250,000	257,796
Westchester County Local Development Corp., Revenue Bonds, Refunding (Miriam Osborn Memorial Home Association Obligated Group)	5.00	7/1/2034	200,000	205,369
Westchester County Local Development Corp., Revenue Bonds, Refunding (Miriam Osborn Memorial Home Association Obligated Group)	5.00	7/1/2042	450,000	446,436
Westchester County Local Development Corp., Revenue Bonds, Refunding (Purchase Senior Learning Community Obligated Group)(a)	5.00	7/1/2046	8,800,000	7,744,823
Westchester Tobacco Asset Securitization Corp., Revenue Bonds, Refunding, Ser. B	5.00	6/1/2041	12,260,000	12,062,273
Western Nassau County Water Authority, Revenue Bonds (Sustainable Bond) Ser. A	4.00	4/1/2046	1,000,000	869,221
Western Nassau County Water Authority, Revenue Bonds (Sustainable Bond) Ser. A	4.00	4/1/2051	1,500,000	1,262,640
Yonkers Economic Development Corp., Revenue Bonds (Charter School of Educational Excellence Project) Ser. A	5.00	10/15/2039	420,000	409,970
Yonkers Economic Development Corp., Revenue Bonds (Charter School of Educational Excellence Project) Ser. A	5.00	10/15/2049	640,000	571,400
Yonkers Economic Development Corp., Revenue Bonds (Charter School of Educational Excellence Project) Ser. A	5.00	10/15/2054	465,000	407,037
				827,591,979
U.S. Related — .8%
Guam Government Waterworks Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2044	1,770,000	1,766,031

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.9% (continued)
U.S. Related — 0.8% (continued)
Puerto Rico, GO, Ser. A1	5.63	7/1/2027	2,000,000	2,068,481
Puerto Rico, GO, Ser. A1	5.63	7/1/2029	2,500,000	2,664,415
				6,498,927
Total Investments (cost $893,202,772)			98.9%	834,090,906
Cash and Receivables (Net)			1.1%	9,327,836
Net Assets			100.0%	843,418,742

GO—Government Obligation

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2025, these securities amounted to $22,721,415 or 2.7% of net assets.

(b)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(c)	These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.
(d)
These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

(e)	Step coupon bond. Security begins as a zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
See notes to schedule of investments.

Schedule of Investments
BNY Mellon New York AMT-Free Municipal Bond Fund
August 31, 2025 (Unaudited)
The following is a summary of the inputs used as of August 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Municipal Securities	—	834,090,906	—	834,090,906
	—	834,090,906	—	834,090,906

†	See Schedule of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees  (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in municipal securities are valued each business day by an independent pricing service (the “Service”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Municipal investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Adviser based on values supplied by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service is engaged under the general oversight of the Adviser. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund  may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
At August 31, 2025, accumulated net unrealized depreciation on investments was $59,111,866, consisting of $2,889,109 gross unrealized appreciation and $62,000,975 gross unrealized depreciation.
At August 31, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.